DISCONTINUED OPERATIONS - Assets and liabilities disposed (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 28, 2023 USD ($)
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Cash and cash equivalents				$ 33
Gain from disposal of discontinued operations			$ 18,687
Discontinued Operations, Disposed of by Sale | Mining pool operation
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Consideration	$ 2,000	$ 2,000
Cash and cash equivalents	372	372
Accounts receivable, net	866	866
Prepayments and other current assets	104	104
Cryptocurrency assets	8,937	8,937
Property and equipment, net	4	4
Intangible assets, net	6	6
Accounts payable	(26,711)	(26,711)
Accrued payroll and welfare payable	(93)	(93)
Accrued expenses and other current liabilities	(172)	(172)
Net liabilities of discontinued operations	$ (16,687)	(16,687)
Gain from disposal of discontinued operations		$ 18,687
Bitcoins retained not included in consideration	71.37
Discontinued Operations | Mining pool operation
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Consideration					$ 5,000